Distribution Date:	01/10/25	CFCRE 2016-C3 Mortgage Trust
Determination Date:	01/06/25
Next Distribution Date:	02/12/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Wells Fargo Commercial Mortgage Securities, Inc.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	400 Capital Management LLC
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
			510 Madison Avenue, 17th Floor | New York, NY 10022 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12531WAY8	1.793000%	29,088,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12531WAZ5	3.688000%	40,514,000.00	5,877,563.07	768,131.83	18,063.71	0.00	0.00	786,195.54	5,109,431.24	35.86%	30.00%
A-2	12531WBA9	3.597000%	200,000,000.00	149,531,924.30	0.00	448,221.94	0.00	0.00	448,221.94	149,531,924.30	35.86%	30.00%
A-3	12531WBB7	3.865000%	222,884,000.00	222,884,000.00	0.00	717,872.22	0.00	0.00	717,872.22	222,884,000.00	35.86%	30.00%
A-M	12531WBF8	4.147000%	36,057,000.00	36,057,000.00	0.00	124,606.98	0.00	0.00	124,606.98	36,057,000.00	29.73%	24.88%
B	12531WBG6	4.700000%	37,815,000.00	37,815,000.00	0.00	148,108.75	0.00	0.00	148,108.75	37,815,000.00	23.31%	19.50%
C	12531WBH4	4.742201%	37,816,000.00	37,816,000.00	0.00	149,442.56	0.00	0.00	149,442.56	37,816,000.00	16.88%	14.13%
D	12531WAL6	3.052000%	41,334,000.00	41,334,000.00	0.00	105,126.14	0.00	0.00	105,126.14	41,334,000.00	9.86%	8.25%
E	12531WAN2	2.802000%	10,553,000.00	10,553,000.00	0.00	24,641.26	0.00	0.00	24,641.26	10,553,000.00	8.07%	6.75%
F	12531WAQ5	2.802000%	8,795,000.00	8,795,000.00	0.00	20,536.33	0.00	0.00	20,536.33	8,795,000.00	6.57%	5.50%
G	12531WAS1	2.802000%	7,915,000.00	7,915,000.00	0.00	18,481.53	0.00	0.00	18,481.53	7,915,000.00	5.23%	4.38%
H*	12531WAU6	2.802000%	30,780,602.00	30,780,602.00	0.00	68,853.83	0.00	0.00	68,853.83	30,780,602.00	0.00%	0.00%
R	12531WAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,551,602.00	589,359,089.37	768,131.83	1,843,955.25	0.00	0.00	2,612,087.08	588,590,957.54

X-A	12531WBC5	0.951888%	528,543,000.00	414,350,487.37	0.00	328,679.51	0.00	0.00	328,679.51	413,582,355.54
X-B	12531WBD3	0.042201%	37,815,000.00	37,815,000.00	0.00	1,329.85	0.00	0.00	1,329.85	37,815,000.00
X-C	12531WBE1	0.000000%	37,816,000.00	37,816,000.00	0.00	0.00	0.00	0.00	0.00	37,816,000.00
X-D	12531WAA0	1.690201%	41,334,000.00	41,334,000.00	0.00	58,218.97	0.00	0.00	58,218.97	41,334,000.00
X-E	12531WAC6	1.940201%	10,553,000.00	10,553,000.00	0.00	17,062.45	0.00	0.00	17,062.45	10,553,000.00
X-F	12531WAE2	1.940201%	8,795,000.00	8,795,000.00	0.00	14,220.06	0.00	0.00	14,220.06	8,795,000.00
X-G	12531WAG7	1.940201%	7,915,000.00	7,915,000.00	0.00	12,797.24	0.00	0.00	12,797.24	7,915,000.00
X-H	12531WAJ1	1.940201%	30,780,602.00	30,780,602.00	0.00	49,767.13	0.00	0.00	49,767.13	30,780,602.00
Notional SubTotal			703,551,602.00	589,359,089.37	0.00	482,075.21	0.00	0.00	482,075.21	588,590,957.54

Deal Distribution Total					768,131.83	2,326,030.46	0.00	0.00	3,094,162.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12531WAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12531WAZ5	145.07486474	18.95966407	0.44586341	0.00000000	0.00000000	0.00000000	0.00000000	19.40552747	126.11520067
A-2	12531WBA9	747.65962150	0.00000000	2.24110970	0.00000000	0.00000000	0.00000000	0.00000000	2.24110970	747.65962150
A-3	12531WBB7	1,000.00000000	0.00000000	3.22083335	0.00000000	0.00000000	0.00000000	0.00000000	3.22083335	1,000.00000000
A-M	12531WBF8	1,000.00000000	0.00000000	3.45583326	0.00000000	0.00000000	0.00000000	0.00000000	3.45583326	1,000.00000000
B	12531WBG6	1,000.00000000	0.00000000	3.91666667	0.00000000	0.00000000	0.00000000	0.00000000	3.91666667	1,000.00000000
C	12531WBH4	1,000.00000000	0.00000000	3.95183414	0.00000000	0.00000000	0.00000000	0.00000000	3.95183414	1,000.00000000
D	12531WAL6	1,000.00000000	0.00000000	2.54333333	0.00000000	0.00000000	0.00000000	0.00000000	2.54333333	1,000.00000000
E	12531WAN2	1,000.00000000	0.00000000	2.33500047	0.00000000	0.00000000	0.00000000	0.00000000	2.33500047	1,000.00000000
F	12531WAQ5	1,000.00000000	0.00000000	2.33500057	0.00000000	0.00000000	0.00000000	0.00000000	2.33500057	1,000.00000000
G	12531WAS1	1,000.00000000	0.00000000	2.33500063	0.00000000	0.00000000	0.00000000	0.00000000	2.33500063	1,000.00000000
H	12531WAU6	1,000.00000000	0.00000000	2.23692279	0.09807735	3.51508362	0.00000000	0.00000000	2.23692279	1,000.00000000
R	12531WAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12531WBC5	783.94849117	0.00000000	0.62185955	0.00000000	0.00000000	0.00000000	0.00000000	0.62185955	782.49519063
X-B	12531WBD3	1,000.00000000	0.00000000	0.03516726	0.00000000	0.00000000	0.00000000	0.00000000	0.03516726	1,000.00000000
X-C	12531WBE1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12531WAA0	1,000.00000000	0.00000000	1.40850075	0.00000000	0.00000000	0.00000000	0.00000000	1.40850075	1,000.00000000
X-E	12531WAC6	1,000.00000000	0.00000000	1.61683408	0.00000000	0.00000000	0.00000000	0.00000000	1.61683408	1,000.00000000
X-F	12531WAE2	1,000.00000000	0.00000000	1.61683457	0.00000000	0.00000000	0.00000000	0.00000000	1.61683457	1,000.00000000
X-G	12531WAG7	1,000.00000000	0.00000000	1.61683386	0.00000000	0.00000000	0.00000000	0.00000000	1.61683386	1,000.00000000
X-H	12531WAJ1	1,000.00000000	0.00000000	1.61683420	0.00000000	0.00000000	0.00000000	0.00000000	1.61683420	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	18,063.71	0.00	18,063.71	0.00	0.00	0.00	18,063.71	0.00
A-2	12/01/24 - 12/30/24	30	0.00	448,221.94	0.00	448,221.94	0.00	0.00	0.00	448,221.94	0.00
A-3	12/01/24 - 12/30/24	30	0.00	717,872.22	0.00	717,872.22	0.00	0.00	0.00	717,872.22	0.00
X-A	12/01/24 - 12/30/24	30	0.00	328,679.51	0.00	328,679.51	0.00	0.00	0.00	328,679.51	0.00
X-B	12/01/24 - 12/30/24	30	0.00	1,329.85	0.00	1,329.85	0.00	0.00	0.00	1,329.85	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/24 - 12/30/24	30	0.00	58,218.97	0.00	58,218.97	0.00	0.00	0.00	58,218.97	0.00
X-E	12/01/24 - 12/30/24	30	0.00	17,062.45	0.00	17,062.45	0.00	0.00	0.00	17,062.45	0.00
X-F	12/01/24 - 12/30/24	30	0.00	14,220.06	0.00	14,220.06	0.00	0.00	0.00	14,220.06	0.00
X-G	12/01/24 - 12/30/24	30	0.00	12,797.24	0.00	12,797.24	0.00	0.00	0.00	12,797.24	0.00
X-H	12/01/24 - 12/30/24	30	0.00	49,767.13	0.00	49,767.13	0.00	0.00	0.00	49,767.13	0.00
A-M	12/01/24 - 12/30/24	30	0.00	124,606.98	0.00	124,606.98	0.00	0.00	0.00	124,606.98	0.00
B	12/01/24 - 12/30/24	30	0.00	148,108.75	0.00	148,108.75	0.00	0.00	0.00	148,108.75	0.00
C	12/01/24 - 12/30/24	30	0.00	149,442.56	0.00	149,442.56	0.00	0.00	0.00	149,442.56	0.00
D	12/01/24 - 12/30/24	30	0.00	105,126.14	0.00	105,126.14	0.00	0.00	0.00	105,126.14	0.00
E	12/01/24 - 12/30/24	30	0.00	24,641.26	0.00	24,641.26	0.00	0.00	0.00	24,641.26	0.00
F	12/01/24 - 12/30/24	30	0.00	20,536.33	0.00	20,536.33	0.00	0.00	0.00	20,536.33	0.00
G	12/01/24 - 12/30/24	30	0.00	18,481.53	0.00	18,481.53	0.00	0.00	0.00	18,481.53	0.00
H	12/01/24 - 12/30/24	30	105,177.51	71,872.71	0.00	71,872.71	3,018.88	0.00	0.00	68,853.83	108,196.39
Totals			105,177.51	2,329,049.34	0.00	2,329,049.34	3,018.88	0.00	0.00	2,326,030.46	108,196.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,094,162.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,423,530.90	Master Servicing Fee	10,822.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,119.01
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	253.75
ARD Interest	0.00	Trust Advisor Fee	1,441.31
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	16,846.60
Total Interest Collected	2,423,530.90

Principal		Expenses/Reimbursements
Scheduled Principal	768,131.83	Reimbursement for Interest on Advances	748.61
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,270.27
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	768,131.83	Total Expenses/Reimbursements	3,018.88

		Interest Reserve Deposit	77,634.98

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,326,030.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	768,131.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,094,162.29
Total Funds Collected	3,191,662.73	Total Funds Distributed	3,191,662.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	589,359,089.74	589,359,089.74	Beginning Certificate Balance	589,359,089.37
(-) Scheduled Principal Collections	768,131.83	768,131.83	(-) Principal Distributions	768,131.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	588,590,957.91	588,590,957.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	589,359,089.72	589,359,089.72	Ending Certificate Balance	588,590,957.54
Ending Actual Collateral Balance	588,590,957.89	588,590,957.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	137,408,247.88	23.35%	9	4.8691	NAP	Defeased	10	137,408,247.88	23.35%	9	4.8691	NAP
	9,999,999 or less	12	59,854,759.35	10.17%	11	4.9343	1.895117	1.39 or less	9	142,907,022.64	24.28%	10	4.9869	1.145986
10,000,000 to 19,999,999		7	108,651,446.34	18.46%	11	4.8435	1.905954	1.40 to 1.44	1	3,813,000.00	0.65%	12	4.6290	1.429400
20,000,000 to 29,999,999		5	117,449,425.42	19.95%	10	4.7740	1.735366	1.45 to 1.54	2	43,227,389.28	7.34%	10	4.4171	1.475895
30,000,000 to 39,999,999		2	69,727,078.92	11.85%	11	4.8125	1.280626	1.55 to 1.99	5	77,579,242.79	13.18%	11	4.8972	1.695488
	40,000,000 or greater	2	95,500,000.00	16.23%	11	4.4372	5.903963	2.00 to 2.49	5	37,411,055.32	6.36%	12	5.0002	2.233530
	Totals	38	588,590,957.91	100.00%	10	4.7753	2.341927	2.50 or greater	6	146,245,000.00	24.85%	11	4.4677	4.987143
								Totals	38	588,590,957.91	100.00%	10	4.7753	2.341927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	137,408,247.88	23.35%	9	4.8691	NAP
							Defeased	15	137,408,247.88	23.35%	9	4.8691	NAP
Alabama	1	5,828,305.34	0.99%	11	4.9945	1.586700
							Industrial	4	24,817,907.34	4.22%	11	5.0189	1.473021
Arizona	1	7,595,029.52	1.29%	8	4.9010	1.543900
							Lodging	3	30,029,513.41	5.10%	10	4.9360	1.501657
California	8	107,247,274.70	18.22%	10	4.5894	4.135679
							Mixed Use	1	40,000,000.00	6.80%	12	4.2210	6.897500
Colorado	2	27,547,206.28	4.68%	11	5.1908	1.962456
							Mobile Home Park	1	1,568,468.19	0.27%	11	5.3000	2.115500
Georgia	10	54,884,263.70	9.32%	11	5.0339	1.610201
							Multi-Family	7	19,774,870.37	3.36%	11	4.9587	2.499545
Indiana	1	2,913,000.00	0.49%	12	4.6290	1.429400
							Office	4	117,811,718.06	20.02%	11	4.9201	3.070248
Kansas	1	18,711,999.14	3.18%	11	4.8360	1.604500
							Retail	13	183,074,718.60	31.10%	11	4.6244	1.927060
Missouri	1	8,386,283.03	1.42%	11	4.9945	1.586700
							Self Storage	8	34,105,514.06	5.79%	11	4.9073	1.543805
Nebraska	1	8,703,601.87	1.48%	11	4.9945	1.586700
							Totals	56	588,590,957.91	100.00%	10	4.7753	2.341927
Nevada	1	16,028,933.14	2.72%	10	4.9140	1.266000

New York	2	74,094,719.16	12.59%	12	4.7329	4.225958

Oklahoma	1	10,975,000.00	1.86%	10	4.7300	2.552100

Pennsylvania	1	26,809,746.76	4.55%	9	4.4485	1.171200

South Dakota	2	44,540,449.27	7.57%	11	4.3140	1.529120

Texas	8	36,916,898.12	6.27%	11	4.9220	1.307636

Totals	56	588,590,957.91	100.00%	10	4.7753	2.341927

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	137,408,247.88	23.35%	9	4.8691	NAP	Defeased	10	137,408,247.88	23.35%	9	4.8691	NAP
	4.7499% or less	10	223,608,196.03	37.99%	11	4.4363	3.643738	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	10	125,480,139.57	21.32%	11	4.8987	1.721022	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	3	54,521,358.79	9.26%	11	5.1325	1.620766	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	5	47,573,015.64	8.08%	12	5.3627	1.226890	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	588,590,957.91	100.00%	10	4.7753	2.341927	49 months or greater	28	451,182,710.03	76.65%	11	4.7467	2.609712
								Totals	38	588,590,957.91	100.00%	10	4.7753	2.341927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	137,408,247.88	23.35%	9	4.8691	NAP	Defeased	10	137,408,247.88	23.35%	9	4.8691	NAP
	117 months or less	28	451,182,710.03	76.65%	11	4.7467	2.609712	Interest Only	8	167,058,000.00	28.38%	11	4.4981	4.608834
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	20	284,124,710.03	48.27%	11	4.8928	1.434280
	Totals	38	588,590,957.91	100.00%	10	4.7753	2.341927	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	588,590,957.91	100.00%	10	4.7753	2.341927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	137,408,247.88	23.35%	9	4.8691	NAP			No outstanding loans in this group
Underwriter's Information		1	8,908,089.51	1.51%	11	4.3140	1.800000
	12 months or less	26	419,356,430.28	71.25%	11	4.7423	2.682821
	13 months to 24 months	1	22,918,190.24	3.89%	11	4.9945	1.586700
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	588,590,957.91	100.00%	10	4.7753	2.341927
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305300001	OF	Los Angeles	CA	Actual/360	4.593%	219,507.12	0.00	0.00	N/A	11/06/25	--	55,500,000.00	55,500,000.00	01/06/25
2	305300002	OF	San Francisco	CA	Actual/360	4.734%	181,010.67	94,951.51	0.00	N/A	09/06/25	--	44,403,450.35	44,308,498.84	01/06/25
3	303161048	RT	Sioux Falls	SD	Actual/360	4.314%	132,612.21	65,665.33	0.00	N/A	12/01/25	--	35,698,025.09	35,632,359.76	01/01/25
3A	303161050	RT	Sioux Falls	SD	Actual/360	4.314%	33,153.05	16,416.34	0.00	N/A	12/01/25	--	8,924,505.85	8,908,089.51	01/01/25
4	305300004	MU	New York	NY	Actual/360	4.221%	145,390.00	0.00	0.00	N/A	01/06/26	--	40,000,000.00	40,000,000.00	01/06/25
6	305300006	OF	Albany	NY	Actual/360	5.333%	156,891.46	66,063.27	0.00	N/A	01/06/26	--	34,160,782.43	34,094,719.16	01/06/25
7	304961010	RT	Springfield Township	PA	Actual/360	4.449%	102,931.54	60,748.18	0.00	N/A	10/06/25	--	26,870,494.94	26,809,746.76	01/06/25
8	305300008	MF	Various	CA	Actual/360	4.938%	42,351.58	0.00	0.00	N/A	09/06/25	--	9,960,000.00	9,960,000.00	01/06/25
8A	305300034				Actual/360	4.938%	31,636.12	0.00	0.00	N/A	09/06/25	07/06/25	7,440,000.00	7,440,000.00	01/06/25
8B	305300035				Actual/360	4.938%	53,577.30	0.00	0.00	N/A	09/06/25	07/06/25	12,600,000.00	12,600,000.00	01/06/25
9	407000571	OF	Atlanta	GA	Actual/360	5.112%	107,900.40	49,768.94	0.00	N/A	11/06/25	--	24,511,677.52	24,461,908.58	01/06/25
10	407000591	IN	Various	Various	Actual/360	4.995%	98,764.20	45,852.84	0.00	N/A	12/06/25	--	22,964,043.08	22,918,190.24	01/06/25
11	407000597	RT	Highlands Ranch	CO	Actual/360	5.110%	93,697.84	34,039.80	0.00	N/A	12/06/25	--	21,293,619.64	21,259,579.84	01/06/25
12	305300012	SS	Various	TX	Actual/360	4.940%	81,841.91	39,852.01	0.00	N/A	12/01/25	--	19,239,314.86	19,199,462.85	01/01/25
13	303161046	LO	Wichita	KS	Actual/360	4.836%	78,130.48	49,823.69	0.00	N/A	12/01/25	--	18,761,822.83	18,711,999.14	01/01/25
14	407000578	RT	Morgan Hill	CA	Actual/360	4.240%	80,333.92	0.00	0.00	N/A	11/06/25	--	22,000,000.00	22,000,000.00	01/06/25
15	305300015	MF	Willow Park	TX	Actual/360	4.770%	72,354.28	32,216.43	0.00	N/A	12/01/25	--	17,615,162.78	17,582,946.35	01/01/25
16	407000582	RT	Las Vegas	NV	Actual/360	4.914%	67,958.09	31,114.76	0.00	N/A	11/06/25	--	16,060,047.90	16,028,933.14	01/06/25
17	303161051	RT	Atlanta	GA	Actual/360	4.730%	69,241.94	0.00	0.00	N/A	01/01/26	--	17,000,000.00	17,000,000.00	01/01/25
18	407000590	Various North Charleston		SC	Actual/360	5.101%	60,638.93	27,876.91	0.00	N/A	12/06/25	10/06/25	13,803,666.65	13,775,789.74	01/06/25
19	407000600	RT	Stockton	CA	Actual/360	4.789%	61,026.77	0.00	0.00	N/A	01/06/26	--	14,800,000.00	14,800,000.00	01/06/25
20	305300020	SS	Various	TX	Actual/360	4.940%	50,880.03	24,775.47	0.00	N/A	12/01/25	--	11,960,826.68	11,936,051.21	01/01/25
21	407000580	OF	Los Angeles	CA	Actual/360	4.850%	47,443.78	0.00	0.00	N/A	11/06/25	07/06/25	11,360,000.00	11,360,000.00	01/06/25
22	305300022	MF	Oklahoma City	OK	Actual/360	4.730%	44,701.78	0.00	0.00	N/A	11/06/25	--	10,975,000.00	10,975,000.00	01/06/25
23	407000599	MF	Various	GA	Actual/360	5.244%	39,815.40	17,299.23	0.00	N/A	01/06/26	--	8,817,169.60	8,799,870.37	01/06/25
24	303881003	LO	Tempe	AZ	Actual/360	4.901%	32,121.63	16,180.03	0.00	N/A	09/06/25	--	7,611,209.55	7,595,029.52	01/06/25
25	407000603	IN	Sherman	TX	Actual/360	5.158%	33,972.33	15,214.40	0.00	N/A	10/06/25	--	7,648,649.19	7,633,434.79	01/06/25
26	303161053	MF	Portland	OR	Actual/360	4.820%	31,255.04	11,729.98	0.00	N/A	01/01/26	10/01/25	7,530,327.12	7,518,597.14	01/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	305300027	RT	Pueblo	CO	Actual/360	5.464%	29,640.10	11,926.53	0.00	N/A	01/06/26	--	6,299,552.97	6,287,626.44	01/06/25
29	303161043	RT	Houston	TX	Actual/360	4.825%	24,061.34	9,745.57	0.00	N/A	12/01/25	--	5,791,129.63	5,781,384.06	01/01/25
30	305300030	MF	North Canton	OH	Actual/360	5.030%	22,695.10	10,701.61	0.00	N/A	12/01/25	--	5,239,682.63	5,228,981.02	01/01/25
32	407000585	RT	Long Beach	CA	Actual/360	4.907%	20,121.26	7,897.02	0.00	N/A	12/06/25	--	4,761,896.11	4,753,999.09	01/06/25
33	305300033	LO	Cordele	GA	Actual/360	5.510%	17,717.36	11,633.84	0.00	N/A	08/01/25	--	3,734,118.59	3,722,484.75	01/01/25
34	407000570	OF	Folsom	CA	Actual/360	4.750%	15,392.42	8,081.71	0.00	N/A	11/06/25	--	3,763,172.03	3,755,090.32	01/06/25
35	303161052	RT	Various	Various	Actual/360	4.629%	15,198.94	0.00	0.00	N/A	01/01/26	--	3,813,000.00	3,813,000.00	01/01/25
36	407000569	SS	Yucaipa	CA	Actual/360	4.565%	11,674.99	0.00	0.00	N/A	11/06/25	--	2,970,000.00	2,970,000.00	01/06/25
37	407000604	IN	San Diego	CA	Actual/360	5.314%	8,709.08	3,692.92	0.00	N/A	01/06/26	--	1,903,410.02	1,899,717.10	01/06/25
38	407000593	MH	Jamestown	CA	Actual/360	5.300%	7,180.51	4,863.51	0.00	N/A	12/06/25	--	1,573,331.70	1,568,468.19	01/06/25
Totals							2,423,530.90	768,131.83	0.00				589,359,089.74	588,590,957.91
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,563,164.00	12,986,523.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	16,731,255.61	13,012,129.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,557,893.00	10,075,622.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	4,635,147.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,201,687.67	3,651,652.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,316,808.91	1,119,049.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,949,443.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,957,971.00	2,208,094.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,891,377.00	1,310,678.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,973,079.68	3,082,039.39	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,413,450.72	2,348,954.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,507,514.52	1,183,096.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,732,910.02	1,315,084.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,801,083.00	2,082,705.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,386,495.00	955,538.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,064,386.68	1,057,032.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,731,817.33	871,782.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,055,769.76	1,072,615.97	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,043,321.47	924,994.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	696,468.48	522,351.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	436,819.43	292,409.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	436,442.00	277,694.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	695,359.32	561,823.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	363,630.00	204,298.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	612,942.50	482,357.87	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	259,118.24	16,265.81	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	271,571.94	235,812.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	82,651,780.92	66,485,752.74				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.775256%	4.742068%	10
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.775396%	4.742201%	11
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.775545%	4.742343%	12
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.775683%	4.742474%	13
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.775830%	4.742615%	14
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	4.775965%	4.742744%	15
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784178%	4.750877%	16
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784303%	4.750996%	17
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784418%	4.751105%	18
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784541%	4.751222%	19
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784653%	4.751329%	20
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784784%	4.751453%	21
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		31,400,000	31,400,000	0		0
7 - 12 Months		557,190,958	557,190,958	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	588,590,958	588,590,958	0	0	0	0
Dec-24	589,359,090	589,359,090	0	0	0	0
Nov-24	590,175,558	590,175,558	0	0	0	0
Oct-24	590,937,056	590,937,056	0	0	0	0
Sep-24	591,747,130	591,747,130	0	0	0	0
Aug-24	592,502,047	592,502,047	0	0	0	0
Jul-24	633,253,804	633,253,804	0	0	0	0
Jun-24	634,054,490	634,054,490	0	0	0	0
May-24	634,799,747	634,799,747	0	0	0	0
Apr-24	635,594,169	635,594,169	0	0	0	0
Mar-24	636,332,981	636,332,981	0	0	0	0
Feb-24	637,173,695	637,173,695	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	304961010	29,772,952.61	4.44850%	29,772,952.61	4.44850%	10	06/29/20	05/06/20	09/08/20
8	305300008	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/12/22	--
13	303161046	0.00	4.83600%	0.00	4.83600%		04/01/21	06/01/20	11/08/21
16	407000582	17,222,896.63	4.91400%	17,222,896.63	4.91400%	10	06/18/20	04/06/20	09/08/20
16	407000582	0.00	4.91400%	0.00	4.91400%	10	09/30/21	06/06/21	11/08/21
33	305300033	4,303,590.91	5.51000%	4,303,590.91	5.51000%	10	06/04/20	07/01/20	07/06/20
Totals		34,076,543.52		34,076,543.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	990.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	584.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	164.61	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	2,270.27	0.00	0.00	0.00	748.61	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,018.88

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Supplemental Notes
None

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